CONSOLIDATED BALANCE SHEETS ₽ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Current assets:
Cash and cash equivalents	$ 740.7	₽ 42,662.0	₽ 28,232.0
Term deposits	400.0	23,040.0	31,769.0
Investments in debt securities			3,033.0
Accounts receivable, net	169.3	9,746.0	7,741.0
Prepaid expenses	21.9	1,269.0	1,481.0
Other current assets	70.1	4,039.0	2,714.0
Total current assets	1,402.0	80,756.0	74,970.0
Property and equipment, net	367.6	21,171.0	18,817.0
Intangible assets, net	87.2	5,023.0	5,514.0
Goodwill	161.9	9,328.0	8,436.0
Long-term prepaid expenses	31.1	1,788.0	1,385.0
Term deposits, non-current	86.9	5,005.0
Investments in non-marketable equity securities	34.7	2,001.0	1,513.0
Deferred tax assets	37.7	2,171.0	662.0
Other non-current assets	57.3	3,301.0	2,811.0
TOTAL ASSETS	2,266.4	130,544.0	114,108.0
Current liabilities:
Accounts payable and accrued liabilities	193.0	11,111.0	9,532.0
Taxes payable	73.1	4,213.0	2,963.0
Deferred revenue	42.8	2,464.0	2,127.0
Convertible debt	309.6	17,834.0
Total current liabilities	618.5	35,622.0	14,622.0
Convertible debt			18,750.0
Deferred tax liabilities	16.6	959.0	1,040.0
Other accrued liabilities	22.9	1,316.0	1,104.0
Total liabilities	658.0	37,897.0	35,516.0
Commitments and contingencies
Redeemable noncontrolling interest	170.5	9,821.0	1,506.0
Shareholders' equity:
Ordinary shares: par value (Class A €0.01, Class B €0.10 and Class C €0.09); shares authorized (Class A: 1,000,000,000, Class B: 46,997,887 and Class C: 46,997,887); shares issued (Class A: 285,019,019 and 289,364,467, Class B: 45,037,734 and 40,692,286, and Class C: 560,235 and 4,166,448, respectively); shares outstanding (Class A: 277,579,206 and 285,612,556, Class B: 45,037,734 and 40,692,286, and Class C: nil)	4.7	271.0	284.0
Treasury shares at cost (Class A: 7,439,813 and 3,751,911, respectively)	(66.2)	(3,814.0)	(8,368.0)
Additional paid-in capital	285.9	16,469.0	16,579.0
Accumulated other comprehensive income	32.3	1,864.0	896.0
Retained earnings	1,181.2	68,036.0	67,695.0
Total shareholders' equity	1,437.9	82,826.0	77,086.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,266.4	130,544.0	114,108.0
Priority share
Shareholders' equity:
Preferred share
Preference shares
Shareholders' equity:
Preferred share